PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks
Aerospace & Defense 2.2%
Hexcel Corp.	4,024	$361,315
Banks 6.0%
East West Bancorp, Inc.	4,072	498,983
Wintrust Financial Corp.	3,372	506,576
		1,005,559
Biotechnology 1.3%
Argenx SE (Netherlands), ADR*	263	219,865
Chemicals 2.8%
Element Solutions, Inc.	10,879	461,596
Consumer Staples Distribution & Retail 0.8%
Performance Food Group Co.*	1,343	131,869
Electrical Equipment 5.5%
Generac Holdings, Inc.*	1,542	428,537
Regal Rexnord Corp.	2,435	491,286
		919,823
Electronic Equipment, Instruments & Components 2.6%
Celestica, Inc. (Canada)*	1,131	435,876
Energy Equipment & Services 5.0%
Solaris Energy Infrastructure, Inc.	4,620	321,275
TechnipFMC PLC (United Kingdom)	7,410	506,992
		828,267
Ground Transportation 1.2%
Saia, Inc.*	413	195,089
Health Care Equipment & Supplies 1.9%
Glaukos Corp.*	3,067	316,975
Health Care Providers & Services 0.6%
Encompass Health Corp.	968	102,463
Hotels, Restaurants & Leisure 2.4%
Aramark	4,592	245,121
Churchill Downs, Inc.	1,845	160,902
		406,023
Household Durables 1.3%
Toll Brothers, Inc.	1,589	220,140
Insurance 10.1%
Axis Capital Holdings Ltd.	5,213	494,870
Lincoln National Corp.	10,281	362,817
Markel Group, Inc.*	373	677,215
RenaissanceRe Holdings Ltd. (Bermuda)	537	150,548
		1,685,450

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 1.1%
Illumina, Inc.*	1,166	$190,011
Machinery 5.9%
Gates Industrial Corp. PLC*	10,690	277,085
Nordson Corp.	1,535	441,052
RBC Bearings, Inc.*	445	254,522
		972,659
Marine Transportation 2.3%
Kirby Corp.*	2,699	379,452
Metals & Mining 3.9%
Eldorado Gold Corp. (Turkey)	19,052	644,529
Multi-Utilities 7.6%
CMS Energy Corp.	6,148	446,160
NiSource, Inc.	17,607	813,796
		1,259,956
Oil, Gas & Consumable Fuels 1.9%
Permian Resources Corp. (Class A Stock)	16,680	320,756
Pharmaceuticals 0.8%
Elanco Animal Health, Inc.*	5,259	125,427
Real Estate Management & Development 1.9%
CBRE Group, Inc. (Class A Stock)*	2,578	322,353
Semiconductors & Semiconductor Equipment 12.4%
Lattice Semiconductor Corp.*	4,785	703,778
Microchip Technology, Inc.	5,308	502,402
Monolithic Power Systems, Inc.	245	383,722
Onto Innovation, Inc.*	1,835	473,870
		2,063,772
Software 1.3%
Appfolio, Inc. (Class A Stock)*	1,331	214,517
Specialized REITs 4.1%
Gaming & Leisure Properties, Inc.	14,534	682,662
Specialty Retail 2.6%
Burlington Stores, Inc.*	643	208,223
Five Below, Inc.*	997	226,678
		434,901
Textiles, Apparel & Luxury Goods 3.6%
On Holding AG (Switzerland) (Class A Stock)*	4,251	173,526
Ralph Lauren Corp.	1,157	421,032
		594,558

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 4.9%
WESCO International, Inc.	2,237	$807,937

Total Long-Term Investments (cost $13,243,043)		16,303,800

Short-Term Investment 2.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $421,554)(wb)	421,554	421,554

TOTAL INVESTMENTS 100.5% (cost $13,664,597)		16,725,354
Liabilities in excess of other assets (0.5)%		(78,605)

Net Assets 100.0%		$16,646,749

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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